Earnings per $0.25 Ordinary Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings per $0.25 Ordinary Share
Profit for the year attributable to equity holders ($m)	$ 1,335	$ 2,155	$ 3,001
Basic earnings per Ordinary Share (in dollars per share)	$ 1.03	$ 1.70	$ 2.37
Diluted earnings per Ordinary Share (in dollars per share)	$ 1.03	$ 1.70	$ 2.37
Weighted average number of Ordinary Shares in issue for basic earnings (millions)	1,301	1,267	1,266
Dilutive impact of share options outstanding (millions)			1
Diluted weighted average number of Ordinary Shares in issue (millions)	1,301	1,267	1,267